Derivative Financial Instruments (Summary Of Protection Sold Through Credit Default Swaps And Credit-Linked Notes) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011
Credit Default Swaps Sold [Member]
Credit Derivatives [Line Items]
Credit derivative (asset) liability at estimated fair value	¥ 3,976	[1]	¥ (20,480)	[1]
Notional amount of credit derivatives	3,295,922		3,586,434
Credit Default Swaps Sold [Member] | Expiring In Less Than 1 Year [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	984,339		856,946
Credit Default Swaps Sold [Member] | Expiring In 1-5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	2,130,916		2,567,512
Credit Default Swaps Sold [Member] | Expiring In More Than 5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	180,667		161,976
Single Name Credit Default Swaps [Member]
Credit Derivatives [Line Items]
Credit derivative (asset) liability at estimated fair value	6,575	[1]	(12,260)	[1]
Notional amount of credit derivatives	2,628,857		2,872,955
Single Name Credit Default Swaps [Member] | Expiring In Less Than 1 Year [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	866,423		729,636
Single Name Credit Default Swaps [Member] | Expiring In 1-5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	1,630,005		2,069,359
Single Name Credit Default Swaps [Member] | Expiring In More Than 5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	132,429		73,960
Single Name Credit Default Swaps [Member] | Investment Grade [Member]
Credit Derivatives [Line Items]
Credit derivative (asset) liability at estimated fair value	2,389	[1],[2]	(10,589)	[1],[2]
Notional amount of credit derivatives	2,366,460	[2]	2,561,995	[2]
Single Name Credit Default Swaps [Member] | Investment Grade [Member] | Expiring In Less Than 1 Year [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	738,815	[2]	611,719	[2]
Single Name Credit Default Swaps [Member] | Investment Grade [Member] | Expiring In 1-5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	1,496,719	[2]	1,876,565	[2]
Single Name Credit Default Swaps [Member] | Investment Grade [Member] | Expiring In More Than 5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	130,926	[2]	73,711	[2]
Single Name Credit Default Swaps [Member] | Non-Investment Grade [Member]
Credit Derivatives [Line Items]
Credit derivative (asset) liability at estimated fair value	4,205	[1]	(1,611)	[1]
Notional amount of credit derivatives	236,315		287,583
Single Name Credit Default Swaps [Member] | Non-Investment Grade [Member] | Expiring In Less Than 1 Year [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	111,916		108,045
Single Name Credit Default Swaps [Member] | Non-Investment Grade [Member] | Expiring In 1-5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	122,896		179,289
Single Name Credit Default Swaps [Member] | Non-Investment Grade [Member] | Expiring In More Than 5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	1,503		249
Single Name Credit Default Swaps [Member] | Not Rated [Member]
Credit Derivatives [Line Items]
Credit derivative (asset) liability at estimated fair value	(19)	[1]	(60)	[1]
Notional amount of credit derivatives	26,082		23,377
Single Name Credit Default Swaps [Member] | Not Rated [Member] | Expiring In Less Than 1 Year [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	15,692		9,872
Single Name Credit Default Swaps [Member] | Not Rated [Member] | Expiring In 1-5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	10,390		13,505
Single Name Credit Default Swaps [Member] | Not Rated [Member] | Expiring In More Than 5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives
Index And Basket Credit Default Swaps Sold [Member]
Credit Derivatives [Line Items]
Credit derivative (asset) liability at estimated fair value	(2,599)	[1]	(8,220)	[1]
Notional amount of credit derivatives	667,065		713,479
Index And Basket Credit Default Swaps Sold [Member] | Expiring In Less Than 1 Year [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	117,916		127,310
Index And Basket Credit Default Swaps Sold [Member] | Expiring In 1-5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	500,911		498,153
Index And Basket Credit Default Swaps Sold [Member] | Expiring In More Than 5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	48,238		88,016
Credit-Linked Notes [Member]
Credit Derivatives [Line Items]
Credit derivative (asset) liability at estimated fair value	(32,514)	[1],[3]	(117,870)	[1],[3]
Notional amount of credit derivatives	41,106	[3]	207,653	[3]
Credit-Linked Notes [Member] | Expiring In Less Than 1 Year [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	15,000	[3]		[3]
Credit-Linked Notes [Member] | Expiring In 1-5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	12,109	[3]	33,217	[3]
Credit-Linked Notes [Member] | Expiring In More Than 5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	13,997	[3]	174,436	[3]
BTMU [Member] | Index And Basket Credit Default Swaps Sold [Member]
Credit Derivatives [Line Items]
Credit derivative (asset) liability at estimated fair value	749	[1]	(830)	[1]
Notional amount of credit derivatives	224,676		276,167
BTMU [Member] | Index And Basket Credit Default Swaps Sold [Member] | Expiring In Less Than 1 Year [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	60,366		96,641
BTMU [Member] | Index And Basket Credit Default Swaps Sold [Member] | Expiring In 1-5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	120,072		93,510
BTMU [Member] | Index And Basket Credit Default Swaps Sold [Member] | Expiring In More Than 5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	44,238		86,016
BTMU [Member] | Index And Basket Credit Default Swaps Sold [Member] | Investment Grade [Member]
Credit Derivatives [Line Items]
Credit derivative (asset) liability at estimated fair value	772	[1],[2]	(661)	[1],[2]
Notional amount of credit derivatives	180,499	[2]	226,892	[2]
BTMU [Member] | Index And Basket Credit Default Swaps Sold [Member] | Investment Grade [Member] | Expiring In Less Than 1 Year [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	17,129	[2]	93,121	[2]
BTMU [Member] | Index And Basket Credit Default Swaps Sold [Member] | Investment Grade [Member] | Expiring In 1-5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	119,132	[2]	47,755	[2]
BTMU [Member] | Index And Basket Credit Default Swaps Sold [Member] | Investment Grade [Member] | Expiring In More Than 5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	44,238	[2]	86,016	[2]
BTMU [Member] | Index And Basket Credit Default Swaps Sold [Member] | Non-Investment Grade [Member]
Credit Derivatives [Line Items]
Credit derivative (asset) liability at estimated fair value	45	[1]	15	[1]
Notional amount of credit derivatives	36,353		40,428
BTMU [Member] | Index And Basket Credit Default Swaps Sold [Member] | Non-Investment Grade [Member] | Expiring In Less Than 1 Year [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	35,413		3,520
BTMU [Member] | Index And Basket Credit Default Swaps Sold [Member] | Non-Investment Grade [Member] | Expiring In 1-5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	940		36,908
BTMU [Member] | Index And Basket Credit Default Swaps Sold [Member] | Non-Investment Grade [Member] | Expiring In More Than 5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives
BTMU [Member] | Index And Basket Credit Default Swaps Sold [Member] | Not Rated [Member]
Credit Derivatives [Line Items]
Credit derivative (asset) liability at estimated fair value	(68)	[1]	(184)	[1]
Notional amount of credit derivatives	7,824		8,847
BTMU [Member] | Index And Basket Credit Default Swaps Sold [Member] | Not Rated [Member] | Expiring In Less Than 1 Year [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	7,824
BTMU [Member] | Index And Basket Credit Default Swaps Sold [Member] | Not Rated [Member] | Expiring In 1-5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives			8,847
BTMU [Member] | Index And Basket Credit Default Swaps Sold [Member] | Not Rated [Member] | Expiring In More Than 5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives
MUSHD [Member] | Index And Basket Credit Default Swaps Sold [Member]
Credit Derivatives [Line Items]
Credit derivative (asset) liability at estimated fair value	(3,348)	[1]	(7,390)	[1]
Notional amount of credit derivatives	442,389		437,312
MUSHD [Member] | Index And Basket Credit Default Swaps Sold [Member] | Expiring In Less Than 1 Year [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	57,550		30,669
MUSHD [Member] | Index And Basket Credit Default Swaps Sold [Member] | Expiring In 1-5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	380,839		404,643
MUSHD [Member] | Index And Basket Credit Default Swaps Sold [Member] | Expiring In More Than 5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	4,000		2,000
MUSHD [Member] | Index And Basket Credit Default Swaps Sold [Member] | Investment Grade [Member]
Credit Derivatives [Line Items]
Credit derivative (asset) liability at estimated fair value	(4,025)	[1],[2]	(7,247)	[1],[2]
Notional amount of credit derivatives	414,106	[2]	400,218	[2]
MUSHD [Member] | Index And Basket Credit Default Swaps Sold [Member] | Investment Grade [Member] | Expiring In Less Than 1 Year [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	51,600	[2]	30,669	[2]
MUSHD [Member] | Index And Basket Credit Default Swaps Sold [Member] | Investment Grade [Member] | Expiring In 1-5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	358,506	[2]	367,549	[2]
MUSHD [Member] | Index And Basket Credit Default Swaps Sold [Member] | Investment Grade [Member] | Expiring In More Than 5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	4,000	[2]	2,000	[2]
MUSHD [Member] | Index And Basket Credit Default Swaps Sold [Member] | Non-Investment Grade [Member]
Credit Derivatives [Line Items]
Credit derivative (asset) liability at estimated fair value	(161)	[1]	(383)	[1]
Notional amount of credit derivatives	16,032		30,155
MUSHD [Member] | Index And Basket Credit Default Swaps Sold [Member] | Non-Investment Grade [Member] | Expiring In Less Than 1 Year [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	5,950
MUSHD [Member] | Index And Basket Credit Default Swaps Sold [Member] | Non-Investment Grade [Member] | Expiring In 1-5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	10,082		30,155
MUSHD [Member] | Index And Basket Credit Default Swaps Sold [Member] | Non-Investment Grade [Member] | Expiring In More Than 5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives
MUSHD [Member] | Index And Basket Credit Default Swaps Sold [Member] | Not Rated [Member]
Credit Derivatives [Line Items]
Credit derivative (asset) liability at estimated fair value	838	[1]	240	[1]
Notional amount of credit derivatives	12,251		6,939
MUSHD [Member] | Index And Basket Credit Default Swaps Sold [Member] | Not Rated [Member] | Expiring In Less Than 1 Year [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives
MUSHD [Member] | Index And Basket Credit Default Swaps Sold [Member] | Not Rated [Member] | Expiring In 1-5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	12,251		6,939
MUSHD [Member] | Index And Basket Credit Default Swaps Sold [Member] | Not Rated [Member] | Expiring In More Than 5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives

[1]	Fair value amounts are shown on a gross basis prior to cash collateral or counterparty netting.
[2]	The MUFG Group considers ratings of Baa3/BBB- or higher to meet the definition of investment grade.
[3]	Fair value amounts shown represent the fair value of the hybrid instruments.